FAIR VALUE MEASUREMENT	12 Months Ended
Jun. 30, 2018
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 14 -	FAIR VALUE MEASUREMENT

Financial instruments include cash and cash equivalents, time deposits with maturities over three months, accounts receivable, other receivables, amounts due to or from related parties, accounts payable, short-term bank loans, long-term bank loans and bifurcated derivative. The carrying values of these financial instruments, other than long-term bank loans and a bifurcated derivative (which is a recurring fair value measurement), approximate their fair values due to their short-term maturities. The carrying value of the Company’s long-term bank loans other than the Convertible Bond approximates its fair value as the long-term bank loans are subject to floating interest rates. These assets and liabilities, excluding cash and cash equivalents (which fall into level 1 of the fair value hierarchy), fall into level 2 of the fair value hierarchy. The carrying value of the Convertible Bond is $20,032 and $19,866 as of June 30, 2017 and 2018, respectively; whereas the fair value is $15,359 and $17,119 as of June 30, 2017 and 2018, respectively. The fair value measurement of the Convertible Bond falls into level 3 of the fair value hierarchy.

Assets and liabilities measured at fair value on a recurring basis as of June 30, 2017, and 2018 are stated below:

	June 30, 2017
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Liabilities:

Derivative financial liability (i)	$-	$-	$487	$487
Total liabilities measured at fair value on a recurring basis	$-	$-	$487	$487

	June 30, 2018
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Liabilities:

Derivative financial liability (i)	$-	$-	$412	$412
Total liabilities measured at fair value on a recurring basis	$-	$-	$412	$412

(i)	The derivative financial liability represents the fair value of the non-conversion compensation feature (note 13). The Company engaged an independent third-party appraiser to assist with the valuation of the feature. The Company is ultimately responsible for the fair value of the non-conversion compensation feature recorded in the consolidated financial statements. The Company adopted the binomial model to assess the fair value of such feature as of year-end. The non-conversion compensation feature is equal to the difference between the fair value of the whole Convertible Bond with the non-conversion compensation feature and the whole Convertible Bond without the non-conversion feature. The significant unobservable inputs used in the fair value measurement of the non-conversion compensation feature includes the risk-free rate of return, expected volatility, expected life of the Convertible Bond and expected ordinary dividend yield. The changes in fair value of the non-conversion compensation feature during fiscal year 2017 and 2018 are shown in the following table.

Fair value measurements as of June 30, 2018 using significant unobservable inputs
(Level 3)
Non-conversion compensation feature related to the Convertible Bond

Balance as at June 30, 2017	$487
Change in fair-value (included within other expenses, net)	(75)
Balance as of June 30, 2018	$412

Assets measured at fair value on a nonrecurring basis as of June 30, 2017 are stated below:

	June 30, 2017
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:

Retained non-controlling interest in a former subsidiary (i)	$-	$-	$22,737	$22,737
Goodwill (ii)	-	-	11,488	11,488

Total assets measured at fair value on a non-recurring basis	$-	$-	$34,225	$34,225

(i)
During the year ended June 30, 2017, the investment in Hollycon was measured based on significant unobservable inputs (Level 3), using a discounted cash flow approach assuming a certain terminal growth rate and discount rate (Note 10).

(ii)	As of June 30, 2017, the Company’s goodwill of $11,488 was related to the acquisition of Concord Group and $35,838 was related to the acquisition of Bond Group. The Company engaged an independent third-party appraiser to assist with the valuation of the goodwill related to the Concord and Bond Groups. The Company is ultimately responsible for the fair value of the goodwill recorded in the consolidated financial statements. For the purposes of step one of the goodwill impairment test, the Company has adopted the income approach, in particular the discounted cash flow approach, to evaluate the fair value of the reporting unit. In applying the discounted cash flow approach, key assumptions include the amount and timing of future expected cash flows, terminal value growth rates and appropriate discount rates. For the purpose of step two of the goodwill impairment test, the Company has allocated the fair value of the reporting unit derived in step one to the assets and liabilities of the reporting unit, as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit was the price paid to acquire the reporting unit. The Company adopted the multi-period excess earnings model to evaluate the fair value of the intangible assets of the reporting unit, which was then used to compute the implied fair value of the goodwill via a residual approach. As a result, the Company recorded a goodwill impairment charge of $11,211 (Note 9).

	June 30, 2018
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:

Intangible asset (i)	$-	$-	$1,752	$1,752

Total assets measured at fair value on a non-recurring basis	$-	$-	$1,752	$1,752

(i)	Upon the acquisition of 100% of Hollysys Industrial Software in July 2017, the Company recognized $2,071 patents and copyrights based on significant unobservable inputs (Level 3), using a discounted cash flow approach assuming a certain terminal growth rate and discount rate.